Segment reporting	3 Months Ended
Jun. 30, 2020
Disclosure Of Operating Segments [Line Items]
Disclosure Of Entitys Reportable Segments Explanatory

Note 2 Segment reporting

UBS AG’s businesses are organized globally into four business divisions: Global Wealth Management, Personal & Corporate Banking, Asset Management and the Investment Bank. All four business divisions are supported by Group Functions and qualify as reportable segments for the purpose of segment reporting. Together with Group Functions they reflect the management structure of UBS AG.

→Refer to “Note 1a Significant accounting policies item 2” and “Note 2 Segment reporting” in the “Consolidated financial statements” section of the Annual Report 2019 for more information about UBS AG’s reporting segments

USD million	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	Group Functions	UBS AG

For the six months ended 30 June 2020
Net interest income	2,054	1,029	(9)	3	(387)	2,689
Non-interest income	6,553	886	1,048	4,906	(20)	13,372
Income	8,607	1,914	1,038	4,909	(407)	16,061
Credit loss (expense) / recovery	(117)	(187)	0	(200)	(35)	(540)
Total operating income	8,489	1,727	1,038	4,709	(443)	15,521
Total operating expenses	6,421	1,155	724	3,419	478	12,197
Operating profit / (loss) before tax	2,068	573	314	1,290	(921)	3,324
Tax expense / (benefit)						703
Net profit / (loss)						2,621

As of 30 June 2020
Total assets	327,218	209,953	34,585	349,407	142,272	1,063,435
USD million	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	Group Functions	UBS AG

For the six months ended 30 June 2019
Net interest income	1,975	995	(13)	(404)	(449)	2,104
Non-interest income	6,090	921	934	4,266	693	12,904
Income	8,065	1,916	921	3,862	244	15,007
Credit loss (expense) / recovery	(4)	1	0	(24)	(6)	(33)
Total operating income	8,061	1,917	921	3,838	238	14,975
Total operating expenses	6,356	1,139	694	3,231	444	11,864
Operating profit / (loss) before tax	1,704	778	227	606	(205)	3,110
Tax expense / (benefit)						736
Net profit / (loss)						2,374

As of 31 December 2019
Total assets	309,766	209,512	34,565	316,058	102,017	971,916